CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022 USD ($) cashGeneratingUnit	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life		$ 77,721	$ 25,419
Intangible assets		$ 8,167	$ 2,777
Number of cash-generating unit | cashGeneratingUnit		2
Growth rate used to extrapolate cash flow projections		3.00%
Discount rate applied to cash flow projections		15.00%
Effective tax rate		15.00%
Holding period	3 years		3 years
Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		3.00%
Discount rate applied to cash flow projections		15.00%
Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		3.00%
Minimum | Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		3.00%
Effective tax rate		0.00%
Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		20.00%
Maximum | Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		24.00%
Effective tax rate		25.00%
Mobile Apps
Disclosure of detailed information about intangible assets [line items]
Intangible asset, estimated useful life		48 months	48 months	48 months
Intangible assets		$ 0	$ 1,280
Domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life		69,554	22,642
Domain names and related websites | Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life		$ 8,100	$ 0